            SunAmerica Equity Funds, SunAmerica Biotech/Health Fund

              Supplement to the Prospectus dated January 27, 2005

   Effective immediately, references to "Biotech/Health Fund" under the heading "Fund Management" on page 43 of the Prospectus are deleted and replaced with the following:

                                  Name, Title and
                                  Affiliation of
Portfolio                        Portfolio Manager                 Experience
---------                        -----------------                 ----------
SunAmerica Equity Funds,         Alison Larkin     Ms. Larkin joined AIG SunAmerica Asset
  SunAmerica Biotech/Health Fund Portfolio Manager Management in April 2004 to cover healthcare stocks, which includes
                                                   pharmaceuticals, biotech and services
                                                   stocks. In addition to her research
                                                   responsibilities, Ms. Larkin is also the
                                                   portfolio manager of the SunAmerica
                                                   Biotech/Health Fund.
                                                   Ms. Larkin has over 15 years experience
                                                   in the healthcare industry including sales
                                                   and marketing positions with Merck and
                                                   business development positions with
                                                   Wyeth Pharmaceuticals. More recently,
                                                   between 2000 and 2004, she worked at
                                                   Schroder Investment Management where
                                                   she was the senior U.S. healthcare analyst
                                                   and co-manager of Schroder Medical
                                                   Discovery Fund, a London-listed global
                                                   healthcare fund.
                                                   Ms. Larkin has an MBA from New York
                                                   University and a B.A. from Ursinus
                                                   College.

Dated: May 4, 2005